LONG-TERM INVESTMENTS (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					1 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Apr. 30, 2011	Nov. 30, 2014	Aug. 31, 2014	Jan. 31, 2014	Feb. 28, 2013	Nov. 30, 2011	Mar. 31, 2014	Sep. 30, 2012	Jul. 31, 2012	Dec. 31, 2014	Apr. 30, 2014	Sep. 30, 2014
Equity method investments
Capital distribution receivable	$ 1,047		$ 62,411												$ 1,047
Share of gain (loss) recognized by the entity	49,015		20,317		(7,471)
Capital distributions	74,721
Impairment charge recognized for equity method investment			23,025
Equity Method Investments	278,150		97,015												278,150
Number of additional shares purchased					555
Total equity method investments	278,150		97,015												278,150
Fair value of option at the purchase date recorded as other non-current liabilities	730		156												730
Cost method investments
Cash contribution made to acquire investments	31,969		116
Cost Method Investments	34,500		2,594												34,500
Hylink [Member]
Cost method investments
Acquisition of equity interest (as a percent)						2.00%
Cash contribution made to acquire investments						2,381
Cost Method Investments	2,417		2,478												2,417
Sirin [Member]
Cost method investments
Cost Method Investments	5,000														5,000
Sirin [Member] | Convertible Loan to Sirin Sarl OS [Member]
Cost method investments
Cash contribution made to acquire investments							5,000
Variable interest rate basis	LIBOR
Percentage added to reference rate to compute the variable interest rate	2.00%
Period within which sum of the principal and the interest would be automatically converted into equity securities	36 months
StoreDot [Member]
Cost method investments
Cost Method Investments	10,001														10,001
StoreDot [Member] | Series B shares [Member]
Cost method investments
Cash contribution made to acquire investments								10,001
Fixed annual interest rate (as a percent)								6.06%
GoGo [Member]
Cost method investments
Acquisition of equity interest (as a percent)							10.00%
Cash contribution made to acquire investments							8,100
Cost Method Investments	8,100														8,100
Others Cost Method Investment [Member]
Cost method investments
Cost Method Investments	8,982		116												8,982
Other one cost method investment [Member] | Maximum [Member]
Cost method investments
Cost Method Investments	3,000														3,000
Other nine cost method investment [Member] | Maximum [Member]
Cost method investments
Cost Method Investments			3,000
Mapbar [Member]
Equity method investments
Impairment charge recognized for equity method investment		[1]	19,012	[1]
JMOOP [Member]
Equity method investments
Capital distribution receivable	419														419
Payment for equity method investments									40,000	20,000	20,000
Capital distributions	84,057		19,158
Equity Method Investments	59,860		48,119												59,860
Total equity method investments	59,860		48,119												59,860
Social Finance, Inc [Member]
Equity method investments
Payment for equity method investments												69,789
Equity interest sold (as a percent)	24.62%		26.68%												24.62%
Share of gain (loss) recognized by the entity	2,028		3,103
Equity Method Investments	67,490		44,673												67,490
Total equity method investments	67,490		44,673												67,490
Social Finance, Inc [Member] | Series B shares [Member]
Equity method investments
Number of shares purchased													5,573,719
Price per share (in dollars per share)												$ 8.791258
Social Finance, Inc [Member] | Series D Preferred Stock [Member]
Equity method investments
Number of shares purchased													6,014,304
Price per share (in dollars per share)												$ 3.453
Social Finance, Inc [Member] | Series 2012-A Senior Secured Refi Loan Notes [Member]
Cost method investments
Principal value of Series 2012-A Senior Secured Refi Loan Notes														10,000
Fixed annual interest rate (as a percent)	4.00%
Monthly return of principal	1,370		1,353
Monthly earned interest	211		248
Gaoxue [Member]
Equity method investments
Impairment charge recognized for equity method investment		[2]	4,013	[2]
Snowball [Member]
Equity method investments
Equity Method Investments	33,613														33,613
Total equity method investments	33,613														33,613
Snowball [Member] | Warrant [Member]
Equity method investments
Payment for equity method investments							901
Snowball [Member] | Series C Preferred Stock [Member]
Equity method investments
Number of shares purchased							35,040,427
Price per share (in dollars per share)							$ 0.9988
Snowball [Member] | Series C Preferred Stock [Member] | Warrant [Member]
Equity method investments
Price per share (in dollars per share)							$ 1.6906
Payment for equity method investments							34,998
Number of shares entitled to be purchased on exercise of warrants							8,872,590
Hayman [Member]
Equity method investments
Payment for equity method investments															30,000
Equity Method Investments	30,000														30,000
Total equity method investments	30,000														30,000
Rise [Member]
Equity method investments
Equity interest sold (as a percent)	35.60%														35.60%
Equity Method Investments	16,025														16,025
Total equity method investments	16,025														16,025
Rise [Member] | Series A Preferred Stock [Member]
Equity method investments
Number of shares purchased																7,856,395
Price per share (in dollars per share)																$ 2.1872
Payment for equity method investments																17,183
Eall [Member]
Equity method investments
Equity interest sold (as a percent)	18.77%														18.77%
Share of gain (loss) recognized by the entity	(211)
Equity Method Investments	17,879														17,879
Total equity method investments	17,879														17,879
Eall [Member] | Series B-1 Preferred Shares [Member]
Equity method investments
Number of shares purchased																	5,321,428
Price per share (in dollars per share)																	$ 3.08
Eall [Member] | Series B-2 Preferred Shares [Member]
Equity method investments
Number of shares purchased																	649,351
Price per share (in dollars per share)																	$ 2.62
Payment for equity method investments																	18,090
ESS [Member]
Equity method investments
Number of shares purchased															3,333,333
Price per share (in dollars per share)															$ 1.20
Payment for equity method investments															4,000
Equity interest sold (as a percent)	25.00%														25.00%
Equity Method Investments	4,730														4,730
Total equity method investments	4,730														4,730
ESS [Member] | Call Option [Member]
Equity method investments
Equity Method Investments	30,000														30,000
Number of additional shares purchased	7,000
Period of option exercisable	18 months
Total equity method investments	30,000														30,000
ESS [Member] | Put option [Member]
Equity method investments
Number of additional shares purchased	7,000
Minimum amount of executed pre-sales letter(s) for the period of three years	10,000
Fair value of option at the purchase date recorded as other non-current liabilities	730														730
Others Equity Method Investment [Member]
Equity method investments
Equity Method Investments	48,553		4,223												48,553
Total equity method investments	48,553		4,223												48,553
Other three equity method investment [Member] | Maximum [Member]
Equity method investments
Equity Method Investments	15,000														15,000
Total equity method investments	15,000														15,000
Other twelve equity method investment [Member] | Maximum [Member]
Equity method investments
Equity Method Investments			15,000
Total equity method investments			$ 15,000

[1]	As of December 31, 2013, the Company valuated the fair value of the investment in Mapbar using the cost approach. The significant unobservable inputs that were used in the valuation included the estimated recovery rate for the investee's assets. The range of estimated recovery rate was from 36% to 100%. As of December 31, 2014, the carrying amount of the investment in Mapbar was reduced to zero because of share of loss.
[2]	As of December 31, 2013, the Company valuated the fair value of the investment in Gaoxue using the income approach. The significant unobservable inputs that were used in the valuation included: